TRANSACTIONS WITH PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
TRANSACTIONS WITH PARTIES-IN-INTEREST	TRANSACTIONS WITH PARTIES-IN-INTEREST
Parties-in-interest are defined under Department of Labor Regulations as any fiduciary of the Plan, any party rendering service to the Plan, the Company, and certain others. Transactions resulting in Plan assets being transferred to or used by a related party are prohibited under ERISA unless a specific exemption is applied.

Principal Trust Company ("Principal" or "Trustee") is considered a party-in-interest as defined by ERISA as a result of being the trustee, recordkeeper and custodian of the Plan. The Plan holds units in various pooled separate accounts and a guaranteed investment contract issued by Principal Life Insurance Company. The Plan incurred administrative and trustee/custodian expenses of $124,413 to Principal for the period ended December 31, 2025. Certain other administrative and service fees are paid by the Plan Sponsor. The Plan is not charged for administrative services performed on its behalf by the Plan Sponsor.

Participants may continue to hold existing investments in First Financial Bancorp common stock (FFBC), but may not make any additional investments in Company stock through future contributions or investment allocation changes. These transactions qualify as party-in-interest transactions; however they are exempt from the prohibited transactions rules under ERISA. The Plan received $355,188 in common stock dividends from the Plan Sponsor during 2025. As of December 31, 2025, the Plan held 341,724 shares of the Company's common stock with a fair value of $8,549,934. During 2025, 32,384 shares of FFBC stock were purchased for a total of $829,886 and 62,526 shares were sold with proceeds of $1,617,651. As of December 31, 2024, the Plan held 371,867 shares of the Company's common stock with a fair value of $9,995,778.
Notes receivable from participants also reflect party-in-interest transactions.